Putnam VT High Yield Fund
The fund's portfolio
3/31/20 (Unaudited)

CORPORATE BONDS AND NOTES (85.1%)(a)
		Principal amount	Value
Advertising and marketing services (0.7%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		$285,000	$269,681
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24		191,000	163,783
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		95,000	84,550
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		140,000	134,400
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		470,000	397,150

			1,049,564
Automotive (0.4%)
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		630,000	524,475

			524,475
Broadcasting (3.3%)
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		345,000	280,319
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		720,000	481,500
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		360,000	312,300
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		370,000	308,950
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		630,000	626,850
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		447,569	389,663
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		460,000	432,970
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		520,000	508,300
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		315,000	260,663
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		750,000	755,625
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		270,000	259,200
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		380,000	323,950

			4,940,290
Building materials (1.5%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		100,000	95,250
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		160,000	145,600
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		270,000	233,888
Installed Building Products, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/28		60,000	57,000
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		320,000	282,400
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		135,000	118,800
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		125,000	122,850
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		255,000	250,614
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		335,000	323,275
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		115,000	104,650
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		30,000	27,629
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		495,000	435,600

			2,197,556
Cable television (5.1%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		440,000	446,600
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,965,000	2,019,234
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32		210,000	204,792
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		145,000	142,100
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		165,000	167,087
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		380,000	380,950
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		1,385,000	1,388,449
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		265,000	267,242
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.875%, 10/15/25		200,000	216,250
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		865,000	841,213
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		110,000	111,100
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		225,000	225,000
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		325,000	325,000
Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 5.75%, 1/15/25 (United Kingdom)		335,000	324,950
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		400,000	388,000
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		175,000	175,000

			7,622,967
Capital goods (7.5%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		405,000	372,600
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		230,000	223,770
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		305,000	272,213
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		690,000	592,641
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)		285,000	285,798
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)		325,000	333,125
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		80,000	79,000
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		235,000	242,783
Berry Global, Inc. 144A notes 4.50%, 2/15/26		110,000	106,150
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		370,000	246,920
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		95,000	64,125
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		125,000	116,250
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		215,000	210,464
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		220,000	225,434
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		470,000	481,750
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		305,000	297,375
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)		195,000	195,917
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		495,000	482,625
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		525,000	513,843
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		390,000	286,447
Moog, Inc. 144A company guaranty sr. unsec. notes 4.25%, 12/15/27		125,000	112,813
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		245,000	231,525
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		310,000	270,444
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		465,000	367,543
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		350,000	327,250
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		715,000	631,881
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27		440,000	337,612
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		410,000	405,045
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		295,000	283,938
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		245,000	204,575
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		470,000	450,025
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		595,000	592,769
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		355,000	318,613
Trivium Packaging Finance BV 144A company guaranty sr. notes 5.50%, 8/15/26 (Netherlands)		235,000	233,825
Trivium Packaging Finance BV 144A company guaranty sr. unsec. notes 8.50%, 8/15/27 (Netherlands)		210,000	211,050
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		595,000	552,041

			11,160,179
Chemicals (4.2%)
Atotech Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		310,000	279,000
Atotech Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		400,000	370,000
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		235,000	225,600
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		610,000	579,317
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		145,000	110,903
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		165,000	137,363
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		470,000	424,293
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		160,000	150,400
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		285,000	265,050
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		455,000	425,425
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		300,000	265,500
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		435,000	391,500
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		640,000	562,400
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		390,000	332,763
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		390,000	382,390
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		275,000	245,438
Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26		110,000	99,000
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		545,000	495,950
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		195,000	182,793
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		325,000	320,028

			6,245,113
Commercial and consumer services (2.2%)
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		480,000	470,400
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		430,000	420,325
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		378,000	337,894
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		165,000	170,775
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		340,000	350,200
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		95,000	91,675
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		355,000	350,669
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		400,000	388,000
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		310,000	267,375
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		435,000	449,138

			3,296,451
Construction (2.3%)
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		255,000	235,314
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		385,000	347,463
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		515,000	496,975
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		212,000	207,760
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		399,000	343,140
Cemex SAB de CV 144A company guaranty sr. notes 5.45%, 11/19/29 (Mexico)		225,000	183,600
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		200,000	166,500
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		255,000	247,452
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		200,000	189,000
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		230,000	200,675
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		420,000	386,400
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		384,000	346,560

			3,350,839
Consumer (0.6%)
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		455,000	433,388
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		215,000	205,325
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		240,000	204,000

			842,713
Consumer staples (6.6%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		340,000	328,100
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		215,000	198,639
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		365,000	346,750
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		145,000	144,636
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		90,000	89,775
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		310,000	308,450
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		365,000	393,397
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		460,000	446,200
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		390,000	306,228
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		320,000	330,784
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		115,000	116,150
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		375,000	174,375
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		150,000	151,380
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		410,000	209,100
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		515,000	324,393
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		480,000	456,000
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		405,000	404,433
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		180,000	176,400
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		240,000	225,600
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35		425,000	422,539
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26		460,000	446,925
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. sub. notes 3.75%, 4/1/30		310,000	294,653
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		490,000	498,516
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		35,000	34,475
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		740,000	706,700
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		120,000	123,600
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		250,000	272,425
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		440,000	470,140
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		165,000	171,212
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		95,000	96,439
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		295,000	289,630
Party City Holdings, Inc. 144A company guaranty sr. unsec. notes 6.125%, 8/15/23		175,000	40,250
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		65,000	64,370
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		209,000	198,550
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		361,000	310,460
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		240,000	225,600
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		60,000	63,000

			9,860,274
Energy (5.0%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		355,000	314,120
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		325,000	242,998
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		175,000	127,313
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		340,000	176,800
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		350,000	269,500
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		354,000	207,090
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		165,000	61,050
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		176,000	2,640
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		350,000	293,169
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		305,000	270,873
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		140,000	99,722
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		280,000	182,000
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		420,000	226,800
Denbury Resources, Inc. 144A company guaranty notes 9.25%, 3/31/22		25,000	6,000
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		544,000	159,120
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		400,000	294,919
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		620,000	421,600
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		890,000	440,550
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		640,000	451,882
Hess Midstream Operations LP 144A sr. unsec. notes 5.125%, 6/15/28		290,000	203,812
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		75,000	62,813
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		195,000	128,700
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		48,000	22,140
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		399,000	252,368
MEG Energy Corp. 144A sr. unsec. notes 7.125%, 2/1/27 (Canada)		230,000	113,648
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		530,000	116,600
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28		155,000	49,600
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		155,000	52,700
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		5,000	3,404
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		160,000	40,016
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		150,000	13,500
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		155,000	37,200
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		75,000	14,813
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		315,000	50,400
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		450,000	148,500
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		145,000	42,204
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		300,000	99,000
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		135,000	40,500
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		12,000	5,078
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		480,000	249,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		130,000	104,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		155,000	132,138
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		140,000	112,849
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		95,000	73,378
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		137,775	111,598
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		235,000	190,350
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		140,000	35,679
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		150,000	13,875
Valaris PLC sr. unsec. sub. notes 8.00%, 1/31/24 (United Kingdom)		70,000	6,300
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		275,000	231,000
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		255,000	187,425
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		85,000	48,450
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		125,000	67,875
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		275,000	151,250

			7,461,559
Entertainment (0.9%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		225,000	94,500
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		85,000	67,150
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		160,000	119,600
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		485,000	291,000
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		35,000	31,863
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		265,000	246,450
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		590,000	497,075

			1,347,638
Financials (9.7%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		275,000	231,000
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		195,000	182,598
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,425,000	1,651,148
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)		345,000	363,975
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)		510,000	448,637
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		360,000	421,200
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		140,000	140,700
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		270,000	284,850
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		195,000	186,225
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		220,000	214,500
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	203,759
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		335,000	348,609
Credit Acceptance Corp. company guaranty sr. unsec. notes 6.625%, 3/15/26		155,000	147,204
Credit Acceptance Corp. 144A sr. unsec. notes 5.125%, 12/31/24		155,000	141,050
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		500,000	470,625
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		150,000	174,516
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		270,000	226,800
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		205,000	222,208
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		295,000	231,575
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		270,000	217,509
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		135,000	124,875
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		245,000	217,168
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		310,000	288,982
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		410,000	405,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		135,000	130,275
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		365,000	344,925
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		185,000	170,894
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24		180,000	165,548
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		420,000	352,800
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		430,000	353,632
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		305,000	240,950
Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)	GBP	115,000	245,568
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		$328,000	281,654
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		630,000	604,800
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		150,000	127,500
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		315,000	285,863
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		130,000	127,075
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		150,000	127,500
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		505,000	424,200
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		675,000	862,313
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		160,000	158,400
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		255,000	240,975
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		205,000	206,460
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		330,000	301,950
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		420,000	369,600
Stearns Holdings, LLC/Stearns Co-Issuer, Inc. 144A notes 5.00%, 11/5/24		14,103	9,237
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		155,000	138,402
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		340,000	255,850
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		430,000	399,900

			14,471,884
Forest products and packaging (2.0%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		695,000	658,513
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		440,000	349,800
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		395,000	378,845
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		345,000	297,563
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		175,000	161,000
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		45,000	37,463
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		205,000	174,250
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		185,000	140,572
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		635,000	758,825

			2,956,831
Gaming and lottery (2.0%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		160,000	137,600
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		170,000	147,050
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 4.75%, 12/1/27		155,000	127,875
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		615,000	444,153
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		60,000	54,150
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		215,000	192,965
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		340,000	248,200
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		500,000	312,500
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26		320,000	204,835
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		145,000	89,175
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		305,000	247,050
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		415,000	375,575
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		395,000	359,450

			2,940,578
Health care (8.6%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		135,000	103,275
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		435,000	255,693
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		395,000	412,775
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	275,000	289,500
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$235,000	237,421
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds 5.25%, 1/30/30		125,000	118,195
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		290,000	300,962
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		145,000	148,828
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		495,000	487,575
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/30/28		125,000	118,338
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		300,000	305,622
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		90,000	90,450
Centene Corp. 144A sr. unsec. bonds 4.625%, 12/15/29		680,000	683,400
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		130,000	132,600
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25		220,000	221,100
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		80,000	82,409
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		940,000	892,413
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		245,000	232,750
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		296,000	205,092
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25		415,000	383,875
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.65%, 8/28/28		340,000	358,480
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		328,000	229,600
Envision Healthcare Corp. 144A company guaranty sr. unsec. notes 8.75%, 10/15/26		215,000	52,675
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		470,000	492,921
HCA, Inc. company guaranty sr. unsec. notes 5.625%, 9/1/28		5,000	5,234
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		655,000	674,650
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		150,000	136,082
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		170,000	168,349
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		146,000	105,120
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		350,000	341,250
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		90,000	87,750
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.25%, 2/1/28		145,000	124,686
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		435,000	443,700
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		125,000	125,000
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		355,000	361,213
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		110,000	105,050
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		510,000	485,775
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		155,000	151,125
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		620,000	590,550
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		1,020,000	971,550
Teva Pharmaceutical Finance IV BV company guaranty sr. unsec. unsub. notes 3.65%, 11/10/21 (Israel)		120,000	115,420
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		465,000	442,913
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		545,000	535,457

			12,806,823
Homebuilding (2.3%)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		325,000	281,905
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 4.875%, 2/15/30 (Canada)		90,000	68,373
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		465,000	449,888
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		250,000	252,875
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		465,000	432,450
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		365,000	313,900
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		630,000	693,000
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27		90,000	75,851
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		405,000	376,237
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		535,000	502,900

			3,447,379
Lodging/Tourism (0.6%)
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		365,000	346,750
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		370,000	303,289
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		295,000	256,650

			906,689
Media (1.4%)
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		375,000	320,625
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		310,000	272,800
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		420,000	389,550
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		610,000	562,310
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		390,000	387,075
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		110,000	107,525

			2,039,885
Metals (3.4%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		30,000	24,975
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		320,000	308,707
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		395,000	401,593
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		665,000	605,150
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	212,813
Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (France)		315,000	279,956
Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (France)		250,000	222,813
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		200,000	166,500
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		360,000	288,900
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		205,000	183,475
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		355,000	308,850
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		180,000	167,400
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		170,000	165,113
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		650,000	637,887
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		215,000	191,350
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		265,000	257,604
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		515,000	463,500
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		166,000	161,020

			5,047,606
Publishing (0.3%)
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		525,000	460,583

			460,583
Regional Bells (0.3%)
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22 (In default)(NON)		565,000	146,900
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		325,000	298,188

			445,088
Retail (1.3%)
eG Global Finance PLC 144A company guaranty sr. notes 6.75%, 2/7/25 (United Kingdom)		410,000	336,200
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		165,000	118,800
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		345,000	272,171
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		325,000	300,625
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		175,000	159,635
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		450,000	370,670
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		325,000	310,050

			1,868,151
Technology (3.8%)
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		685,000	602,800
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		140,000	139,790
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		95,000	96,140
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		890,000	918,553
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		110,000	113,575
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		155,000	161,200
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		148,000	132,830
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		775,000	563,813
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		255,000	266,539
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		385,000	377,300
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		790,000	823,575
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		895,000	818,979
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		615,000	516,600
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		170,000	172,550

			5,704,244
Telecommunications (4.3%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		205,000	181,425
Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)		265,000	244,794
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		400,000	377,000
Altice France SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		510,000	506,252
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		255,000	233,376
Front Range BidCo., Inc. 144A sr. notes 4.00%, 3/1/27		60,000	57,375
Front Range BidCo., Inc. 144A sr. unsec. notes 6.125%, 3/1/28		145,000	137,750
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg)		925,000	578,125
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		130,000	129,350
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		715,000	714,553
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		150,000	149,085
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		690,000	788,118
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		330,000	373,494
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		1,140,000	1,251,241
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		225,000	231,908
Sprint Corp. 144A company guaranty sr. unsec. notes 7.25%, 2/1/28		360,000	361,800

			6,315,646
Telephone (0.9%)
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		430,000	439,150
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		210,000	216,300
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		595,000	619,871

			1,275,321
Textiles (0.2%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		325,000	321,750

			321,750
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		440,000	452,232

			452,232
Transportation (0.3%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		465,000	453,375

			453,375
Utilities and power (3.1%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		520,000	507,000
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		180,000	180,446
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		169,000	163,085
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		165,000	161,700
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		145,000	97,107
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		80,000	65,576
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		120,000	98,400
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		250,000	237,500
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		460,000	445,855
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		445,000	498,747
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		75,000	78,563
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		80,000	83,200
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		155,000	158,100
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		210,000	212,464
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		470,000	464,539
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		375,000	386,250
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		415,000	623
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		200,000	203,000
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		135,000	119,692
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		35,000	32,894
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		185,000	190,781
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		270,000	278,100

			4,663,622

Total corporate bonds and notes (cost $143,047,749)			$126,477,305

SENIOR LOANS (5.3%)(a)(c)
	Principal amount	Value
Basic materials (0.5%)
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.777%, 9/6/24	$69,241	$51,931
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.561%, 4/12/25	184,063	158,294
Solenis International LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.612%, 6/26/25	389,532	305,782
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	205,000	135,300
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.629%, 10/1/25	184,046	165,641

		816,948
Capital goods (0.8%)
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.084%, 4/3/24	407,306	330,936
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.515%, 4/12/26	134,323	105,948
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.45%, 3/28/25	347,770	290,388
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	455,000	407,225

		1,134,497
Communication services (0.6%)
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 7.489%, 8/4/25	445,000	409,400
Front Range BidCo, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	170,000	157,250
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 8/19/23	286,329	256,980

		823,630
Consumer cyclicals (2.3%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.489%, 8/21/26	447,750	399,596
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.719%, 5/5/24	295,370	243,680
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%, 10/23/26	292,003	274,483
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.66%, 4/29/26	129,675	109,381
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 10.25%, 5/21/24	397,950	49,744
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.00%, 10/16/23	196,829	74,303
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.28%, 11/6/24	838,603	721,198
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 3/11/22	503,001	482,252
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.239%, 10/1/25	279,343	267,238
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	270,000	148,500
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 2/28/25	269,426	161,656
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 8.45%, 11/28/22	306,258	229,693
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%, 12/17/26	269,325	229,600

		3,391,324
Consumer staples (0.6%)
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.085%, 6/21/24	587,723	470,178
CEC Entertainment, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 7.572%, 8/30/26	492,525	261,038
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.113%, 9/7/23	252,884	96,096

		827,312
Energy (0.1%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.363%, 12/31/22	120,000	32,400
Lower Cadence Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.989%, 5/22/26	202,171	122,650

		155,050
Financials (0.1%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 4/25/25	184,538	169,775

		169,775
Technology (0.3%)
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.013%, 11/1/24	310,000	287,370
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.763%, 11/3/23	92,315	82,622
Star Merger Sub, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.00%), 5.658%, 2/8/26	145,000	131,225

		501,217

Total senior loans (cost $10,056,033)		$7,819,753

CONVERTIBLE PREFERRED STOCKS (0.8%)(a)
	Shares	Value
Broadcom, Inc. 8.00% cv. pfd.	240	$224,246
Crown Castle International Corp. Ser. A, 6.875% cv. pfd.	316	408,539
Danaher Corp. 4.75% cv. pfd.	235	245,006
EPR Properties Ser. C, $1.438 cv. pfd.(R)	10,002	157,982
Nine Point Energy 6.75% cv. pfd.(F)	144	—
Stanley Black & Decker, Inc. $5.25 cv. pfd.	2,560	179,098

Total convertible preferred stocks (cost $1,530,687)		$1,214,871

CONVERTIBLE BONDS AND NOTES (0.8%)(a)
	Principal amount	Value
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $79,504) (Cayman Islands)(RES)	$114,839	$22,968
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	273,000	221,635
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	260,000	242,450
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	280,000	288,400
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	96,000	14,473
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	115,000	114,221
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25	225,000	248,625

Total convertible bonds and notes (cost $1,477,467)		$1,152,772

COMMON STOCKS (0.7%)(a)
	Shares	Value
Advanz Pharma Corp., Ltd. (Canada)(NON)	1,941	$7,473
Ally Financial, Inc.	12,375	178,571
CHC Group, LLC (Units) (acquired 3/23/17, cost $32,379) (Cayman Islands)(RES)(NON)	2,233	558
CIT Group, Inc.	6,345	109,515
Clear Channel Outdoor Holdings, Inc.(NON)	30,412	19,464
iHeartMedia, Inc. Class A(NON)	12,745	93,166
Live Nation Entertainment, Inc.(NON)	3,790	172,293
MWO Holdings, LLC (Units)(F)	281	—
Nine Point Energy(F)	6,715	—
T-Mobile US, Inc.(NON)	3,499	293,566
Tervita Corp. (Canada)(NON)	748	1,844
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	36,615	40,277
Tribune Media Co. Class 1C	93,841	51,613

Total common stocks (cost $2,144,587)		$968,340

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
iHeartMedia, Inc. Class A	5/1/39	$16.75	189	$1,229
Stearns Holdings, LLC Class B(F)	11/5/39	0.01	39,447	39,447

Total warrants (cost $43,654)				$40,676

SHORT-TERM INVESTMENTS (6.4%)(a)
	Shares	Value
Putnam Short Term Investment Fund 0.92%(AFF)	9,551,790	$9,551,790

Total short-term investments (cost $9,551,790)		$9,551,790
TOTAL INVESTMENTS

Total investments (cost $167,851,967)		$147,225,507

	FORWARD CURRENCY CONTRACTS at 3/31/20 (aggregate face value $630,745) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	6/17/20	$363,244	$367,010	$3,766
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	4/15/20	134,393	145,721	11,328
	UBS AG
		British Pound	Sell	6/17/20	113,555	118,014	4,459

	Unrealized appreciation						19,553

	Unrealized (depreciation)						—

	Total						$19,553
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $148,565,786.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $23,526, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/20
Short-term investments
	Putnam Short Term Investment Fund*	$7,253,537	$24,607,378	$22,309,125	$5,109	$9,551,790

	Total Short-term investments	$7,253,537	$24,607,378	$22,309,125	$5,109	$9,551,790
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$1,844	$—	$—
Communication services	293,566	—	—
Consumer cyclicals	284,923	51,613	—
Energy	—	558	—
Financials	288,086	—	—
Health care	7,473	—	—
Utilities and power	—	40,277	—

Total common stocks	875,892	92,448	—
Convertible bonds and notes	—	1,152,772	—
Convertible preferred stocks	403,344	811,527	—
Corporate bonds and notes	—	126,476,682	623
Senior loans	—	7,819,753	—
Warrants	1,229	—	39,447
Short-term investments	9,551,790	—	—

Totals by level	$10,832,255	$136,353,182	$40,070
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$19,553	$—

Totals by level	$—	$19,553	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$620,000
Warrants (number of warrants)	30,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com